Investments in affiliated companies, joint ventures and others investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments in affiliated companies, joint ventures and others investments
Investments in affiliated companies, joint ventures and other investments

Expressed in millions of United States dollars, unless otherwise stated

15    Investments in affiliated companies, joint ventures and others investments (Continued)

	December 31, 2012				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
					Year ended as of December 31,		Year ended as of December 31,			Year ended as of December 31,
	Interest in capital (%)		Net equity	Net income (loss) of the year
					2012	2011	2012	2011	2010	2012	2011	2010
	Voting	Total
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização—NIBRASCO(1)	51.11	51.00	349	42	178	173	22	45	48	26	22	3
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS(1)	51.00	50.89	205	74	104	115	38	19	40	36	20	–
Companhia Coreano-Brasileira de Pelotização—KOBRASCO(1)	50.00	50.00	214	52	107	78	26	32	43	20	32	11
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO(1)	51.00	50.90	125	17	64	80	8	47	18	18	38	25
Minas da Serra Geral SA—MSG	50.00	50.00	53	8	26	29	2	3	6	–	–	–
SAMARCO Mineração SA—SAMARCO(2)	50.00	50.00	1,380	1,280	743	528	639	878	798	179	812	950
Baovale Mineração SA—BAOVALE	50.00	50.00	55	12	28	35	6	8	4	1	–	–
Zhuhai YPM Pellet e Co,Ltd—ZHUHAI	25.00	25.00	93	3	23	23	1	–	9	–	–	–
Tecnored Desenvolvimento Tecnológico SA	49.21	49.21	74	(43)	38	48	(20)	(7)	(10)	–	–	–

					1,311	1,109	722	1,025	956	280	924	989
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,365	234	341	282	59	85	76	60	–	83
Shandong Yankuang International Company Ltd	25.00	25.00	(239)	(62)	(60)	(43)	(16)	(15)	(19)	–	–	–

					281	239	43	70	57	60	–	83
Base Metals
Bauxite
Mineração Rio do Norte SA—MRN	40.00	40.00	332	53	132	144	21	8	(2)	7	–	10

					132	144	21	8	(2)	7	–	10
Copper
Teal Minerals Incorporated	50.00	50.00	505	(9)	252	234	(5)	(6)	(10)	–	–	–

					252	234	(5)	(6)	(10)	–	–	–

Expressed in millions of United States dollars, unless otherwise stated

15    Investments in affiliated companies, joint ventures and others investments (Continued)

	December 31, 2012				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
					Year ended as of December 31,		Year ended as of December 31,			Year ended as of December 31,
	Interest in capital (%)		Net equity	Net income (loss) of the year
					2012	2011	2012	2011	2010	2012	2011	2010
	Voting	Total
Nickel
Heron Resources Inc(3)	–	–	–	–	6	6	–	–	–	–	–	–
Korea Nickel Corp	25.00	25.00	96	–	24	4	–	–	2	–	–	–
Others(3)	–	–	–	–	1	1	–	–	–	–	–	–

					31	11	–	–	2	–	–	–
Aluminum
Norsk Hydro ASA(4)	–	–	–	–	2,237	3,227	(35)	99	–	47	52	–

					2,237	3,227	(35)	99	–	47	52	–
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	281	(29)	94	114	(10)	(7)	4	–	–	–
MRS Logística SA	46.75	47.59	1,231	259	586	551	122	132	90	57	55	72

					680	665	112	125	94	57	55	72
Others
Steel
California Steel Industries Inc—CSI	50.00	50.00	334	31	167	161	16	14	12	9	7	7
Companhia Siderúrgica do PECEM—CSP	50.00	50.00	998	(13)	499	267	(7)	(3)	–	–	–	–
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,273	(628)	534	1,607	(169)	(177)	(85)	–	–	–

					1,200	2,035	(160)	(166)	(73)	9	7	7
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	1,335	(23)	120	75	(2)	–	–	–	–	–
Vale Soluções em Energia S.A.(1)	53.13	53.13	134	(266)	71	145	(58)	(16)	(33)	–	–	–
Others	–	–	–	–	177	209	2	(4)	(4)	–	–	–

					368	429	(58)	(20)	(37)	–	–	–

Total					6,492	8,093	640	1,135	987	460	1,038	1,161

(1)
Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.
(2)
Investment includes goodwill of US$ 53 in December 31, 2012 and US$58 in December, 2011.
(3)
Available for sale.
(4)
Investment at market value as at December, accounted for under the equity method until September. We recognized an impairment charge on this investment as described on (Note 14).